Series A Units (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Units
Number of units authorized		9,965,000	9,965,000
Number of units outstanding	0	9,965,000	9,965,000
Stated value of unit		$ 1	$ 1
Annum rate of return	8.00%	8.00%	8.00%
Series A units subject to possible redemption		$ 28,895,316	$ 26,686,397
Original investment		$ 10,000,000	$ 10,000,000